SHARE CAPITAL (Schedule of Stock Option and RSU Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares
Options outstanding at beginning of year		2,165	143,814
Granted during year	112,500
Forfeited during year		(2,165)	(137,527)
Exercised during year			(4,122)
Options outstanding at end of year	112,500		2,165
Options exercisable at end of year	62,500		2,165
Weighted average fair value of options and RSU granted during year	$ 0.14
Forfeited average intrinsic value during period
Exercised average intrinsic value during period			$ 1.0
Weighted average exercise Price
Options outstanding at beginning of year		$ 0.3	$ 57.0
Granted during year
Forfeited during year		$ 0.3	$ 59.6
Exercised during year			$ 0.3
Options outstanding at end of year	$ 1.5		$ 0.3
Options exercisable at end of year	$ 1.5		$ 0.3